Current Liabilities (Details) - USD ($)	Aug. 25, 2023	Jul. 27, 2023	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Other Current Liabilities [Line Items]
Loans payable			$ 75,500,000	$ 80,500,000
Principal amount		$ 3,000,000	1,000,000
Percentage of bears interest		20.00%
Company paid amount	$ 2,000,000	$ 3,000,000
Common stock	$ 2,000,000
Short-term bank borrowings			$ 19,055,041	18,911,641	$ 18,764,930
Purchase consideration				$ 35,500,000
Artelliq Software Trading [Member]
Other Current Liabilities [Line Items]
Company issued (in Shares)	6,410,971